Cost of Sales - Summary of Cost of Sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Cost of Materials	€ 391,937	€ 427,800	€ 381,141
Direct industrial labor	173,802	153,174	150,036
Indirect industrial labor	84,466	82,501	72,229
Industrial depreciation and amortization	74,783	65,176	64,700
Impairment of PPE	1,221	2,616
Other costs of sales	116,197	70,450	77,355
Total Cost of sales	€ 842,406	€ 801,717	€ 745,461